Document and Entity Information	Feb. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 14, 2022
Entity Registrant Name	UTG, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	0-16867
Entity Tax Identification Number	20-2907892
Entity Address, Address Line One	205 North Depot Street
Entity Address, City or Town	Stanford
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40484
City Area Code	217
Local Phone Number	323-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000832480